2. SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Property and equipment, gross	$ 1,747	$ 2,393
Less accumulated depreciation and amortization	(1,746)	(2,393)
Property and equipment, net	1	0
Equipment
Property and equipment, gross	1,042	1,349
Software
Property and equipment, gross	652	740
Furniture and Fixtures
Property and equipment, gross	41	124
Leasehold Improvement
Property and equipment, gross	$ 12	$ 180